INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS (Details) - Number	Mar. 31, 2015	Mar. 31, 2014
Number Of Operating Partnerships [Line Items]
Number of Operating Partnerships	59	76
Series Seven [Member]
Number Of Operating Partnerships [Line Items]
Number of Operating Partnerships	0	0
Series Nine [Member]
Number Of Operating Partnerships [Line Items]
Number of Operating Partnerships	9	10
Series Ten [Member]
Number Of Operating Partnerships [Line Items]
Number of Operating Partnerships	7	9
Series Eleven [Member]
Number Of Operating Partnerships [Line Items]
Number of Operating Partnerships	10	15
Series Twelve [Member]
Number Of Operating Partnerships [Line Items]
Number of Operating Partnerships	10	13
Series Fourteen [Member]
Number Of Operating Partnerships [Line Items]
Number of Operating Partnerships	23	29